Working capital - Trade and other receivables (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Disclosure of trade and other receivables [line items]
Trade receivables	$ 2,674	$ 2,534
Current assets
Disclosure of trade and other receivables [line items]
Trade receivables	2,674	2,534
Interest receivable	31	15
VAT recoverable and other prepaid taxes	227	342
Other receivables	240	205
Prepayments	274	288
Accrued income	41	43
Trade and other receivables	3,487	3,427
Non-current assets
Disclosure of trade and other receivables [line items]
Trade receivables	0	0
Interest receivable	0	0
VAT recoverable and other prepaid taxes	17	19
Other receivables	14	16
Prepayments	7	4
Accrued income	0	0
Trade and other receivables	$ 38	$ 39